Goodwill and Intangible Assets - Acquired Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Acquired intangible assets disclosures
Total gross carrying amount	$ 8,116	$ 8,213
Total accumulated amortization	(3,481)	(3,036)
Total finite-lived intangible assets — net	4,635	5,177
Non-amortizable intangible assets (primarily tradenames)	653	658
Total intangible assets — net	$ 5,288	5,835
Minimum
Acquired intangible assets disclosures
Indefinite lived tradenames years in existence (in years)	60 years
Customer related intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	$ 4,216	4,280
Total accumulated amortization	(1,616)	(1,422)
Patents
Acquired intangible assets disclosures
Total gross carrying amount	513	537
Total accumulated amortization	(500)	(512)
Other technology-based intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	2,111	2,114
Total accumulated amortization	(839)	(638)
Definite-lived tradenames
Acquired intangible assets disclosures
Total gross carrying amount	1,171	1,178
Total accumulated amortization	(447)	(385)
Other amortizable intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	105	104
Total accumulated amortization	$ (79)	$ (79)